Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Summary of input parameters discount for lack of marketability
Since the Part B fees include a lock-up mechanism, a discount for lack of marketability (“DLOM”) of 11.5% (December 31, 2021: 9.4%) has been applied using the following main input parameters:

Input parameters (DLOM)	March 17, 2022	December 31, 2021
Expected life	0.5 years	0.5 years
Expected volatility (in %)	72.5	58.6
Expected dividend yield (in %)	0.0	0.0

Summary of number and weighted average exercise prices of share options	Set out below are summaries of Grant Options and Performance Options granted under the plan:

For the year ended December 31, 2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	—	—	—
Granted during the period	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—
Forfeited during the period	—	—	—
As at December 31	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	—	—	—

Summary of range of exercise prices of outstanding share options
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (in €)	Share options December 31, 2022
May 14, 2022	Sep 17, 2033	0.12	1,329,213
May 14, 2022	Mar 16, 2032	0.12	1,329,213
Total			2,658,426